Income Taxes (Reconciliation Of The Differences Between Taxes Computed Using The Statutory Federal Income Tax Rate And Actual Income Tax Expense) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income tax expense based upon the Federal statutory rate on income before income taxes									$ 44,812	$ 35,282	$ 41,126
Tax-exempt interest, net of interest expense disallowance									(1,139)	(963)	(988)
State taxes, net of federal tax benefit									6,955	3,602	4,547
Income earned on bank owned life insurance									(854)	(795)	(677)
Non-deductible compensation costs									644	707	1,136
Meals, entertainment and related expenses									802	669	527
Tax credits									(562)	(704)	(885)
Other, net									(200)	(320)	(351)
Income tax expense	$ 12,753	$ 19,844	$ 7,215	$ 10,646	$ 7,937	$ 12,287	$ 7,781	$ 9,473	$ 50,458	$ 37,478	$ 44,435